Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of net (loss) income before income taxes

For the years ended December 31, 2014, 2015 and 2016, our net (loss) income before income taxes was comprised of the following (in thousands):

	2014	2015	2016
Domestic	$(11,026)	$1,079	$(4,524)
Foreign	(4,829)	(7,688)	(9,620)

Total	$(15,855)	$(6,609)	$(14,144)

Schedule of Income Tax Expense (Benefit)

For the years ended December 31, 2014, 2015, and 2016, our income tax expense (benefit) was comprised of the following (in thousands):

	2014	2015	2016
Current:
Federal	$430	$390	$(627)
State	128	62	(200)
Foreign	247	217	266

Total current expense (benefit)	805	669	(561)

Deferred:
Federal	325	(334)	(922)
State	51	43	(230)
Foreign	23	—	30

Total deferred expense (benefit)	399	(291)	(1,122)

Total income tax expense (benefit)	$1,204	$378	$(1,683)

Scedule of Provision for Income Taxes Differs from Computed Applying Federal Statutory Income Tax Rate

For the years ended December 31, 2014, 2015, and 2016, the provision for income taxes differs from the amount computed by applying the federal statutory income tax rates to our loss before the provision for income taxes, as follows:

	2014	2015	2016
U.S. federal statutory tax rate	34.0%	34.0%	34.0%
State tax expense	(0.8)	(0.9)	1.4
Expense on purchase of common stock	(30.2)	—	—
Foreign rate differential	(7.9)	(29.4)	(17.8)
Nondeductible expenses	(1.5)	(4.1)	(2.3)
Tax credits	3.2	10.0	6.5
Unrecognized tax benefits	(0.5)	(1.8)	(0.2)
Other	(0.5)	(1.9)	(0.2)
Change in valuation allowance	(3.4)	(11.5)	(9.6)

Total	(7.6)%	(5.6)%	11.8%

Schedule of Significant Components of Deferred Tax Assets and Liabilities

As of December 31, 2015 and 2016, significant components of our deferred tax assets and liabilities are as follows (in thousands):

	2015	2016
Deferred tax assets:
Accrued vacation	$482	$529
Bad debt	157	159
Deferred revenue	3,173	2,176
Deferred rent	603	834
Tax credits	1,381	2,401
Net operating losses	1,289	2,939
Other	209	929

Gross deferred tax assets	7,294	9,967
Less: Valuation allowance	(1,283)	(2,642)

Total deferred tax assets	6,011	7,325

Deferred tax liabilities:
Depreciation	(491)	(349)
Unbilled receivables	(1,835)	(491)
Prepaid expenses	(4,579)	(6,505)

Total deferred tax liabilities	(6,905)	(7,345)

Net deferred tax liability	$(894)	$(20)

Schedule of Activity Related to Unrecognized Tax Benefit

recognized. The following table summarizes the activity related to our unrecognized tax benefit from January 1, 2014 to December 31, 2016 (in thousands):

Balance as of January 1, 2014	$218
Additions for tax positions in current years	68
Additions for tax positions in prior years	—
Reductions due to lapse in statutes of limitations	—
Settlements	—

Balance as of December 31, 2014	286
Additions for tax positions in current years	98
Additions for tax positions in prior years	—
Reductions due to lapse in statutes of limitations	—
Settlements	—

Balance as of December 31, 2015	384
Additions for tax positions in current years	171
Additions for tax positions in prior years	—
Reductions due to lapse in statutes of limitations	(136)
Settlements	—

Balance as of December 31, 2016	$419